PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total
Property, plant and equipment, at fair value
As at December 31, 2019		$25,797	$9,183	$5,501	$233	$40,714
Additions		313	88	142	1	544
Transfer from construction work-in-progress		139	37	—	1	177
Acquisitions through business combinations	3	—	—	661	—	661
Disposals		—	(160)	—	—	(160)
Items recognized through OCI:
Change in fair value		3,152	409	573	(21)	4,113
Foreign exchange	10	(693)	(185)	307	(44)	(615)
Items recognized through net income:
Change in fair value		12	(25)	(54)	(8)	(75)
Depreciation		(514)	(550)	(290)	(13)	(1,367)
As at December 31, 2020		28,206	8,797	6,840	149	43,992
Additions		576	490	78	9	1,153
Transfer from construction work-in-progress		118	187	258	1	564
Acquisitions through business combinations	3	—	1,643	679	—	2,322
Disposals	4	—	(1,208)	—	—	(1,208)
Items recognized through OCI:
Change in fair value		4,306	(51)	101	73	4,429
Foreign exchange	10	(1,133)	(124)	(221)	(9)	(1,487)
Items recognized through net income:
Change in fair value		(13)	(19)	(3)	(24)	(59)
Depreciation		(547)	(600)	(343)	(11)	(1,501)
As at December 31, 2021		$31,513	$9,115	$7,389	$188	$48,205
Construction work-in-progress
As at December 31, 2019		$218	$117	$4	$2	$341
Additions		161	103	160	—	424
Transfer to property, plant and equipment		(139)	(37)	—	(1)	(177)
Items recognized through OCI:
Change in fair value		(13)	12	—	—	(1)
Foreign exchange	10	(15)	18	8	—	11
As at December 31, 2020		212	213	172	1	598
Additions		194	357	575	6	1,132
Transfer to property, plant and equipment		(118)	(187)	(258)	(1)	(564)
Acquisitions through business combinations	3	—	—	44	—	44
Disposals	4	—	(104)	—	—	(104)
Items recognized through OCI:
Change in fair value		—	17	127	—	144
Foreign exchange	10	(10)	(1)	(11)	(1)	(23)
As at December 31, 2021		$278	$295	$649	$5	$1,227
Total property, plant and equipment, at fair value
As at December 31, 2020(2)		$28,418	$9,010	$7,012	$150	$44,590
As at December 31, 2021(2)		$31,791	$9,410	$8,038	$193	$49,432
(1)Includes biomass and cogeneration.
(2)Includes right-of-use assets not subject to revaluation of $69 million (2020: $74 million) in hydroelectric, $174 million (2020: $185 million) in wind, $186 million (2020: $152 million) in solar and $2 million (2020: $3 million) in other.
During the year, Brookfield Renewable, together with its institutional partners, completed the acquisition of 189 MW operating hydroelectric assets in Colombia. The investments are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3, with $536 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 24% economic interest.
During the year, Brookfield Renewable, together with its institutional partners, completed the acquisition of two operating wind portfolios in China for a total capacity of 312 MW. The investments are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3, with $495 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable’s economic interest ranges from 14% to 25%.
During the year, Brookfield Renewable, together with its institutional partners, completed the acquisition of 12 MW operating solar asset in Europe. The investment is accounted for as an asset acquisition as it does not constitute a business combination under IFRS 3, with $94 million of property, plant and equipment was included in the consolidated statements of financial position at the acquisition date. Brookfield Renewable holds a 64% economic interest.
The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(g) – and 1(q)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(r)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate(1)
Contracted	4.1% - 4.3%	4.1% - 4.5%	7.9%	8.1%	7.2%	7.3%	3.9%	3.0% - 3.6%
Uncontracted	5.4% - 5.6%	5.6% - 6.0%	9.2%	9.4%	8.5%	8.6%	3.9%	3.6% - 4.7%
Terminal capitalization rate(2)	4.8% - 5.1%	5.8% - 6.2%	8.0%	8.9%	N/A	N/A	N/A	N/A
Terminal year(3)	2042	2041	2041	2040	2048	2048	2036	2035
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2021
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,510)	$(240)	$(100)	$(60)	$(1,910)
25 bps decrease in discount rates	1,690	330	100	60	2,180
5% increase in future energy prices	1,100	410	80	—	1,590
5% decrease in future energy prices	(1,100)	(410)	(80)	—	(1,590)
25 bps increase in terminal capitalization rate	(390)	(70)	—	—	(460)
25 bps decrease in terminal capitalization rate	430	70	—	—	500

	2020
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,190)	$(230)	$(60)	$(80)	$(1,560)
25 bps decrease in discount rates	1,300	310	60	80	1,750
5% increase in future energy prices	1,020	430	80	10	1,540
5% decrease in future energy prices	(1,020)	(430)	(80)	(10)	(1,540)
25 bps increase in terminal capitalization rate	(280)	(60)	—	—	(340)
25 bps decrease in terminal capitalization rate	310	60	—	—	370
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2021, including a one-time 30-year renewal for applicable hydroelectric assets, is 31 years (2020: 32 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2021:

	North America	Colombia	Brazil	Europe
1 - 5 years	69%	51%	85%	100%
6 - 10 years	57%	7%	81%	88%
Thereafter	31%	1%	61%	66%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$82	COP	251,000	R$	306	€44
11 - 20 years	71		313,000	358		39
(1)Assumes nominal prices based on weighted-average generation.

The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$77	COP	290,000	R$	282	€34
11 - 20 years	114		439,000	345		39
(1)Assumes nominal prices based on weighted-average generation.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2025 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $173 million (2020: $236 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2021	2020
Hydroelectric	$11,135	$11,330
Wind	7,719	6,625
Solar	6,467	5,583
Other(1)	155	175
	$25,476	$23,713
(1)Includes biomass and cogeneration.